Qualitative and quantitative information on financial risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,414,231	€ 1,506,609
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Liquidity risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,414,231	1,506,609
Total contractual cash flows	1,529,485	1,610,075
Liquidity risk | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	586,943	676,095
Liquidity risk | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	246,091	221,342
Liquidity risk | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	183,194	216,335
Liquidity risk | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	513,257	496,303
Liquidity risk | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Total contractual cash flows	4,576	15,138
Liquidity risk | Derivative financial instruments | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	4,315	14,699
Liquidity risk | Derivative financial instruments | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	261	0
Liquidity risk | Derivative financial instruments | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	439
Liquidity risk | Derivative financial instruments | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Total contractual cash flows	326,245	309,771
Liquidity risk | Trade payables and customer advances | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Liquidity risk | Trade payables and customer advances | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	246,189	373,567
Total contractual cash flows	256,796	389,473
Liquidity risk | Borrowings | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	89,717	186,029
Liquidity risk | Borrowings | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	102,005	88,347
Liquidity risk | Borrowings | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	60,305	101,273
Liquidity risk | Borrowings | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	4,769	13,824
Liquidity risk | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	731,589	661,685
Total contractual cash flows	836,236	749,246
Liquidity risk | Lease liabilities | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	166,666	165,596
Liquidity risk | Lease liabilities | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	143,825	132,995
Liquidity risk | Lease liabilities | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	122,889	114,623
Liquidity risk | Lease liabilities | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	402,856	336,032
Liquidity risk | Other current and non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	105,632	146,448
Total contractual cash flows	105,632	146,447
Liquidity risk | Other current and non-current financial liabilities | Within 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Between 1 and 2 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Between 2 and 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	€ 105,632	€ 146,447